Tangible Fixed Assets and Vessels Under Construction (Details) $ in Thousands	1 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($) m³	Aug. 31, 2018 m³	May 31, 2018 m³	Mar. 31, 2018 m³	Jan. 31, 2018 USD ($) m³	Sep. 30, 2016 item m³	Jun. 30, 2014 item m³	May 31, 2014 item m³	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, plant and equipment
Balance, at the beginning of the year					$ 3,939,221				$ 4,482,857	$ 3,939,221
Additions									478,605	690,760
Return of capital expenditures									(11,224)
Transfer under "Other non-current assets"										(1,650)
Depreciation									(157,701)	(145,474)
Impairment loss on vessels									(162,149)
Balance, at the end of the year	$ 4,482,857								4,630,388	4,482,857
Vessels pledged as collateral	4,304,252								4,407,156	4,304,252
Amount reimbursed									10,451
Foreign exchange losses on reimbursement									773
GAS-twenty two Ltd. | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item								1
Cargo capacity (in cbm) | m³								174,000
GAS-twenty four Ltd. and GAS-twenty five Ltd | Ship building contracts with Hyundai
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item							2
Cargo capacity (in cbm) | m³							174,000
GAS-twenty three Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item								1
Cargo capacity (in cbm) | m³								174,000
GasLog Carriers Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item						1
Cargo capacity (in cbm) | m³						180,000
Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the year									4,323,582
Balance, at the end of the year	4,323,582								4,427,065	4,323,582
Vessels
Property, plant and equipment
Balance, at the beginning of the year									4,304,252
Balance, at the end of the year	$ 4,304,252								4,407,156	4,304,252
Steam Vessels
Property, plant and equipment
Impairment loss on vessels									(162,149)
Balance, at the end of the year									616,158
Charter market rate used (per day)									45
Increase in impairment charge resulting from potential increase in re-chartering rate									111,143
Decrease in impairment charge resulting from potential decrease in re-chartering rate									$ (111,143)
Discount rate applied to cash flow projections									7.25%
Percentage of increase or decrease in the discount rate for sensitivity analysis									0.50%
Amount of increase in the impairment loss due to discount rate sensitivity									$ 21,969
Amount of decrease in the impairment loss due to discount rate sensitivity									(23,439)
Steam Vessels | Average
Property, plant and equipment
Charter market rate used (per day)									41	$ 58
Increase or decrease in re-chartering rate for sensitivity analysis									$ 5
Discount rate applied to cash flow projections	7.10%									7.10%
Steam Vessels | GasLog Partners LP
Property, plant and equipment
Number of vessels for which recoverable amount is lower than carrying amount									5
Steam Vessels | Gaslog Ltd.
Property, plant and equipment
Number of vessels for which recoverable amount is lower than carrying amount									1
Methane Rita Andrea
Property, plant and equipment
Balance, at the end of the year									$ 99,030
Methane Jane Elizabeth
Property, plant and equipment
Balance, at the end of the year									102,078
Methane Lydon Volney
Property, plant and equipment
Balance, at the end of the year									109,098
Methane Alison Victoria
Property, plant and equipment
Balance, at the end of the year									96,604
Methane Shirley Elisabeth
Property, plant and equipment
Balance, at the end of the year									103,432
Methane Heather Sally
Property, plant and equipment
Balance, at the end of the year									105,916
Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the year									19,330
Balance, at the end of the year	$ 19,330								19,909	$ 19,330
Vessels under construction
Property, plant and equipment
Balance, at the beginning of the year									159,275
Balance, at the end of the year	159,275								203,323	159,275
Progress shipyard installments	152,075								197,637	152,075
Onsite supervision costs	5,766								3,879	5,766
Critical spare parts, equipment and other vessel delivery expenses	$ 1,434								1,807	1,434
Hull No. 2213 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³					180,000
Hull No. 2274 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³				180,000
Hull No. 2262 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³			180,000
Hull No. 2300 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³		174,000
Hull No. 2301 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³		174,000
Hull No. 2311 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³	180,000
Hull No. 2312 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³	180,000
Cost | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the year					$ 4,237,090				4,923,388	4,237,090
Additions									27,687	53,714
Return of capital expenditures									(11,224)
Transfer from vessels under construction									406,870	642,776
Fully amortized fixed assets									(7,209)	(10,192)
Balance, at the end of the year	$ 4,923,388								5,339,512	4,923,388
Cost | Vessels
Property, plant and equipment
Balance, at the beginning of the year					4,217,866				4,899,678	4,217,866
Additions									26,233	49,036
Return of capital expenditures									(11,224)
Transfer from vessels under construction									406,870	642,776
Fully amortized fixed assets									(7,209)	(10,000)
Balance, at the end of the year	4,899,678								5,314,348	4,899,678
Cost | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the year					19,224				23,710	19,224
Additions									1,454	4,678
Fully amortized fixed assets										(192)
Balance, at the end of the year	23,710								25,164	23,710
Cost | Vessels under construction
Property, plant and equipment
Balance, at the beginning of the year					166,655				159,275	166,655
Additions									450,918	637,046
Transfer from vessels under construction									(406,870)	(642,776)
Transfer under "Other non-current assets"										(1,650)
Balance, at the end of the year	159,275								203,323	159,275
Accumulated depreciation and impairment | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the year					(464,524)				(599,806)	(464,524)
Depreciation									(157,701)	(145,474)
Impairment loss on vessels									(162,149)
Fully amortized fixed assets									7,209	10,192
Balance, at the end of the year	(599,806)								(912,447)	(599,806)
Accumulated depreciation and impairment | Vessels
Property, plant and equipment
Balance, at the beginning of the year					(460,815)				(595,426)	(460,815)
Depreciation									(156,826)	(144,611)
Impairment loss on vessels									(162,149)
Fully amortized fixed assets									7,209	10,000
Balance, at the end of the year	(595,426)								(907,192)	(595,426)
Accumulated depreciation and impairment | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the year					$ (3,709)				(4,380)	(3,709)
Depreciation									(875)	(863)
Fully amortized fixed assets										192
Balance, at the end of the year	$ (4,380)								(5,255)	$ (4,380)
Initial carrying amount | Steam Vessels
Property, plant and equipment
Balance, at the end of the year									778,307
Initial carrying amount | Methane Rita Andrea
Property, plant and equipment
Balance, at the end of the year									126,330
Initial carrying amount | Methane Jane Elizabeth
Property, plant and equipment
Balance, at the end of the year									131,554
Initial carrying amount | Methane Lydon Volney
Property, plant and equipment
Balance, at the end of the year									132,399
Initial carrying amount | Methane Alison Victoria
Property, plant and equipment
Balance, at the end of the year									128,229
Initial carrying amount | Methane Shirley Elisabeth
Property, plant and equipment
Balance, at the end of the year									130,141
Initial carrying amount | Methane Heather Sally
Property, plant and equipment
Balance, at the end of the year									129,654
Accumulated impairment | Steam Vessels
Property, plant and equipment
Balance, at the end of the year									(162,149)
Accumulated impairment | Methane Rita Andrea
Property, plant and equipment
Balance, at the end of the year									(27,300)
Accumulated impairment | Methane Jane Elizabeth
Property, plant and equipment
Balance, at the end of the year									(29,476)
Accumulated impairment | Methane Lydon Volney
Property, plant and equipment
Balance, at the end of the year									(23,301)
Accumulated impairment | Methane Alison Victoria
Property, plant and equipment
Balance, at the end of the year									(31,625)
Accumulated impairment | Methane Shirley Elisabeth
Property, plant and equipment
Balance, at the end of the year									(26,709)
Accumulated impairment | Methane Heather Sally
Property, plant and equipment
Balance, at the end of the year									$ (23,738)